Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Basic and diluted earnings per share [abstract]
Schedule of basic and diluted earnings per share
	For the six months ended 30 June
	2020	2019
	USD	USD

Profit for the period	11,159,731	14,898,096
Less: profit attributable to the Earnout Shares (note 9)	(694,045)	-
Net profit available to common shareholders	10,465,686	14,898,096

Weighted average number of shares – basic and diluted	40,630,159	34,586,954

Basic and diluted earnings per share	0.26	0.43